UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22041

THE 787 FUND, INC.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 422-3544

Date of fiscal year end: October 31

Date of reporting period: May 1, 2008 – July 31, 2008

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2008. The schedules have not been audited.

Gabelli Enterprise Mergers

and Acquisitions Fund

Quarterly Report

July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.0%)
Auto Components (0.5%)
Beru AG	12,000	$1,387,206
Modine Manufacturing Co.	15,000	261,600
Tenneco, Inc.*	2,000	28,840

		1,677,646

Automobiles (0.1%)
General Motors Corp.	44,000	487,080

Diversified Consumer Services (0.5%)
Career Education Corp.*	8,000	146,720
Corinthian Colleges, Inc.*	85,000	1,338,750

		1,485,470

Hotels, Restaurants & Leisure (2.2%)
Boyd Gaming Corp.	75,000	748,500
Churchill Downs, Inc.	42,000	1,585,500
Dover Motorsports, Inc.	100,000	448,000
Gaylord Entertainment Co.*	45,000	1,351,800
Ladbrokes plc	200,000	999,995
MGM MIRAGE*	75,000	2,176,500

		7,310,295

Household Durables (1.2%)
Fortune Brands, Inc.	10,000	573,100
Harman International Industries, Inc.	64,000	2,634,880
Nobility Homes, Inc.	7,400	125,134
Skyline Corp.	18,000	469,260

		3,802,374

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp*	25,000	436,500

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	100,000	265,000

Media (9.2%)
Acme Communications, Inc.*	60,000	77,400
Cablevision Systems Corp.—New York Group, Class A*	490,000	11,897,200
CBS Corp., Class A	45,000	737,100
Clear Channel Outdoor Holdings, Inc., Class A*	110,000	1,755,600
Crown Media Holdings, Inc., Class A*	100,000	424,000
Discovery Holding Co., Class A*	32,000	636,160
DISH Network Corp., Class A*	5,000	147,100
E.W. Scripps Co., Class A	333	2,304
Emmis Communications Corp., Class A*	110,000	203,500
Fisher Communications, Inc.*	89,000	3,301,900
Granite Broadcasting Corp.*	254	2,032
Gray Television, Inc.	36,000	90,000
Interactive Data Corp.	4,000	115,200
Liberty Media Corp., Capital Series, Class A*	35,000	543,900
Liberty Media Corp., Entertainment Series, Class A*	120,000	2,954,400
Lin TV Corp., Class A*	620,000	3,676,600
Media General, Inc., Class A	40,000	507,200
PRIMEDIA, Inc.	24,000	94,560
Salem Communications Corp., Class A	80,000	124,800
Scripps Networks Interactive, Class A*	1,000	40,540
Shaw Communications, Inc., Class B	30,000	629,100
Sinclair Broadcast Group, Inc., Class A	80,000	610,400
Triple Crown Media, Inc.*	11,000	2,200
Vivendi S.A.	24,000	1,009,660
Warner Music Group Corp.	20,000	166,800
Young Broadcasting, Inc., Class A*	100,000	15,000
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	70,002	680,270

		30,444,926

Multiline Retail (0.0%)
Saks, Inc.*	3,000	30,570

Specialty Retail (1.1%)
Midas, Inc.*	90,000	1,293,300
O'Reilly Automotive, Inc.*	64,275	1,641,583
Pier 1 Imports, Inc.*	50,000	185,000
Sally Beauty Holdings, Inc.*	80,000	592,000

		3,711,883

Total Consumer Discretionary		49,651,744

Consumer Staples (13.1%)
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	72,000	4,878,720
Dr Pepper Snapple Group, Inc.*	130,000	2,687,100

		7,565,820

Food & Staples Retailing (0.6%)
Great Atlantic & Pacific Tea Co., Inc.*	40,000	636,400
Spartan Stores, Inc.	8,000	190,320
SUPERVALU, Inc.	25,000	640,500
Village Super Market, Inc., Class A	16,000	676,000

		2,143,220

Food Products (9.6%)
Cadbury plc (ADR)	190,000	9,000,300
Campbell Soup Co.	27,000	982,260
Flowers Foods, Inc.	3,000	90,210
Groupe Danone (ADR)	60,000	894,030
Hershey Co.	40,000	1,470,800
Sara Lee Corp.	440,000	6,010,400
Tootsie Roll Industries, Inc.	41,000	1,072,150
Wm. Wrigley Jr. Co.	154,000	12,159,840

		31,679,990

Personal Products (0.6%)
Alberto-Culver Co.	72,000	1,931,760
Clarins	1,000	86,556

		2,018,316

Tobacco (0.0%)
Rothmans, Inc.	1,000	29,005

Total Consumer Staples		43,436,351

Energy (4.4%)
Energy Equipment & Services (0.5%)
Awilco Offshore ASA*	3,000	48,423
Rowan Cos., Inc.	5,000	199,000
RPC, Inc.	80,000	1,375,200

		1,622,623

Oil, Gas & Consumable Fuels (3.9%)
Alpha Natural Resources, Inc.*	2,000	197,900
Anadarko Petroleum Corp.	19,000	1,100,290
Devon Energy Corp.	5,000	474,450
Duvernay Oil Corp.*	10,000	803,750
Synenco Energy, Inc. Class A*	1,000,000	9,980,956
WesternZagros Resources Ltd.*	150,000	402,852

		12,960,198

Total Energy		14,582,821

Financials (10.5%)
Capital Markets (2.0%)
BKF Capital Group, Inc.	68,000	74,800
Deutsche Bank AG (Registered)	6,000	553,080
SWS Group, Inc.	295,000	5,581,400

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
The Bank of New York Mellon Corp.	8,000	$284,000

		6,493,280

Commercial Banks (1.4%)
PNC Financial Services Group, Inc.	40,000	2,851,600
Wachovia Corp.	45,000	777,150
Wells Fargo & Co.	27,000	817,290

		4,446,040

Consumer Finance (1.7%)
American Express Co.	10,000	371,200
SLM Corp.*	310,000	5,310,300

		5,681,500

Diversified Financial Services (0.1%)
Citigroup, Inc.	25,000	467,250

Insurance (3.3%)
Argo Group International Holdings Ltd.*	3,000	102,120
CNA Surety Corp.*	100,000	1,299,000
Hilb, Rogal & Hobbs Co.	20,000	867,000
Philadelphia Consolidated Holding Corp.*	10,000	584,500
Safeco Corp.	120,000	7,939,200

		10,791,820

Thrifts & Mortgage Finance (2.0%)
Flushing Financial Corp.	60,000	1,057,800
New York Community Bancorp, Inc.	48,000	797,760
NewAlliance Bancshares, Inc.	90,000	1,168,200
Sovereign Bancorp, Inc.	385,000	3,665,200

		6,688,960

Total Financials		34,568,850

Health Care (4.3%)
Biotechnology (0.3%)
Biogen Idec, Inc.*	10,500	732,480
Genentech, Inc.*	3,000	285,750
ImClone Systems, Inc.*	1,000	63,930
Tercica, Inc.*	1,000	8,840

		1,091,000

Health Care Equipment & Supplies (2.1%)
Advanced Medical Optics, Inc.*	107,000	1,857,520
ArthroCare Corp.*	74,000	1,564,360
CONMED Corp.*	26,500	805,335
Exactech, Inc.*	18,000	517,320
ICU Medical, Inc.*	16,000	454,880
Inverness Medical Innovations, Inc.*	1,000	33,710
Kensey Nash Corp.*	12,000	416,760
Orthofix International N.V.*	6,000	142,740
Osteotech, Inc.*	13,000	74,880
RTI Biologics, Inc.*	105,000	870,450
St. Jude Medical, Inc.*	1,000	46,580
Thoratec Corp.*	2,000	37,520
Vital Signs, Inc.	2,000	146,300
Young Innovations, Inc.	2,000	43,580

		7,011,935

Health Care Providers & Services (0.2%)
Apria Healthcare Group, Inc.*	22,000	422,620
Chemed Corp.	2,000	85,600

		508,220

Health Care Technology (0.4%)
AMICAS, Inc.*	130,000	340,600
IMS Health, Inc.	40,000	836,000

		1,176,600

Life Sciences Tools & Services (0.2%)
Applied Biosystems, Inc.	20,000	738,600

Pharmaceuticals (1.1%)
Allergan, Inc.	32,000	1,661,760
Alpharma, Inc., Class A*	45,000	1,021,950
APP Pharmaceuticals, Inc.*	6,000	141,960
Bristol-Myers Squibb Co.	16,000	337,920
Taro Pharmaceuticals Industries Ltd.*	5,000	48,750
UCB S.A.	8,000	268,419
Wyeth	3,000	121,560

		3,602,319

Total Health Care		14,128,674

Industrials (13.6%)
Aerospace & Defense (3.8%)
DRS Technologies, Inc.	95,000	7,486,000
Herley Industries, Inc.*	297,900	4,724,694
Honeywell International, Inc.	6,000	305,040
Safran S.A.	4,500	76,440

		12,592,174

Building Products (0.6%)
Griffon Corp.*	200,000	2,010,000

Commercial Services & Supplies (4.2%)
Angelica Corp.	20,000	438,800
ChoicePoint, Inc.*	250,000	11,962,500
R.R. Donnelley & Sons Co.	4,000	106,800
Republic Services, Inc.	38,000	1,235,000
Rollins, Inc.	6,000	102,480
School Specialty, Inc.*	2,000	66,620

		13,912,200

Electrical Equipment (0.8%)
Belden, Inc.	30,000	1,107,600
REpower Systems AG (Registered)*	800	257,563
SL Industries, Inc.*	75,800	1,034,670
Superior Essex, Inc.*	1,000	45,020
Thomas & Betts Corp.*	5,000	206,900
Xantrex Technology, Inc.*	1,000	14,356

		2,666,109

Industrial Conglomerates (0.6%)
Tyco International Ltd.	45,000	2,005,200

Machinery (2.3%)
Ampco-Pittsburgh Corp.	6,000	260,880
Baldwin Technology Co., Inc., Class A*	59,700	140,892
CIRCOR International, Inc.	15,000	893,400
Crane Co.	44,000	1,562,000
Navistar International Corp.*	60,000	3,360,000
Tennant Co.	40,000	1,052,400
Watts Water Technologies, Inc., Class A	10,000	295,400

		7,564,972

Trading Companies & Distributors (1.3%)
GATX Corp.	40,000	1,818,800
Kaman Corp.	100,000	2,508,000

		4,326,800

Total Industrials		45,077,455

Information Technology (13.2%)
Communications Equipment (0.9%)
Foundry Networks, Inc.*	44,000	767,360
Radyne Corp.*	200,000	2,298,000

		3,065,360

Computers & Peripherals (2.5%)
Diebold, Inc.	180,000	6,656,400
Intermec, Inc.*	80,000	1,505,600

		8,162,000

Electronic Equipment & Instruments (2.0%)
Epcos AG	1,000	27,781
Excel Technology, Inc.*	110,000	3,469,400
Park Electrochemical Corp.	20,000	506,800

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco Electronics Ltd.	75,000	$2,485,500
Zones, Inc.*	500	4,175

		6,493,656

Internet Software & Services (2.1%)
HireRight, Inc.*	3,000	60,225
Tumbleweed Communications Corp.*	1,000	2,520
Yahoo!, Inc.*	350,000	6,961,500

		7,024,245

IT Services (4.7%)
Affiliated Computer Services, Inc., Class A*	1,500	72,300
Electronic Data Systems Corp.	620,000	15,382,200

		15,454,500

Semiconductors & Semiconductor Equipment (0.0%)
MoSys, Inc.*	50,000	199,000

Software (1.0%)
Borland Software Corp.*	65,000	100,750
FalconStor Software, Inc.*	35,000	241,850
GSE Systems, Inc.*	2,830	24,395
InterVoice, Inc.*	8,000	65,440
Mentor Graphics Corp.*	20,000	277,600
NDS Group plc (Sponsored ADR)*	7,000	404,180
Take-Two Interactive Software, Inc.*	100,000	2,280,000

		3,394,215

Total Information Technology		43,792,976

Materials (8.6%)
Chemicals (3.9%)
Ashland, Inc.	1,000	41,770
Ferro Corp.	100,000	2,176,000
Hercules, Inc.	70,000	1,403,500
Rohm & Haas Co.	70,000	5,250,000
Sensient Technologies Corp.	129,800	4,039,376

		12,910,646

Containers & Packaging (2.0%)
Greif, Inc., Class B	10,000	540,000
Myers Industries, Inc.	555,000	6,216,000

		6,756,000

Metals & Mining (2.7%)
Alcoa, Inc.	150,000	5,062,500
Barrick Gold Corp.	68,000	2,879,800
Eramet S.A.	600	418,811
Esmark, Inc.*	3,000	57,600
Fording Canadian Coal Trust	1,200	106,548
Gold Fields Ltd. (ADR)	25,000	295,250

		8,820,509

Total Materials		28,487,155

Telecommunication Services (11.1%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd.	440,000	673,400
Cincinnati Bell, Inc.*	500,000	1,950,000
D&E Communications, Inc.	40,000	356,400
Portugal Telecom SGPS S.A. (Registered)	210,000	2,312,634

		5,292,434

Wireless Telecommunication Services (9.5%)
Centennial Communications Corp.*	30,000	241,200
Crown Castle International Corp.*	1,500	57,300
Millicom International Cellular S.A.	15,000	1,160,700
Rogers Communications, Inc., Class B	10,000	338,900
Rural Cellular Corp., Class A*	452,000	20,321,920
Sprint Nextel Corp.	430,000	3,500,200
U.S. Cellular Corp.*	100,000	5,965,000

		31,585,220

Total Telecommunication Services		36,877,654

Utilities (9.8%)
Electric Utilities (4.4%)
DPL, Inc.	50,000	1,269,000
Endesa S.A.	95,000	4,238,112
Great Plains Energy, Inc.	327,848	8,281,441
Northeast Utilities	36,000	905,760

		14,694,313

Gas Utilities (0.3%)
Southwest Gas Corp.	30,000	867,000

Independent Power Producers & Energy Traders (0.3%)
Mirant Corp.*	2,032	62,199
NRG Energy, Inc.*	26,000	943,540

		1,005,739

Multi-Utilities (4.8%)
CH Energy Group, Inc.	27,000	978,750
Energy East Corp.	75,000	1,874,250
Integrys Energy Group, Inc.	2,000	102,120
NorthWestern Corp.	236,000	5,845,720
NSTAR	30,000	955,800
Puget Energy, Inc.	220,000	6,058,800
Suez S.A. (VVPR)*	60,000	936

		15,816,376

Total Utilities		32,383,428

Total Common Stocks (103.6%) (Cost $377,210,297)		342,987,108

	Number of Warrants
WARRANTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Granite Broadcasting Corp.,
Series A, expiring 6/4/12*	636	32
Series B, expiring 6/4/12*	636	159

Total Consumer Discretionary		191

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.,
Series A, expiring 1/3/11*	6,526	83,532

Total Utilities		83,532

Total Warrants (0.0%) (Cost $8,798)		83,723

Total Investments (103.6%) (Cost $377,219,095)		343,070,831
Other Assets Less Liabilities (-3.6%)		(12,030,504)

Net Assets (100%)		$331,040,327

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2008 (Unaudited)

Investment security transactions for the nine months ended July 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$460,590,589
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$685,863,597

As of July 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,591,723
Aggregate gross unrealized depreciation	(62,088,329)

Net unrealized depreciation	$(36,496,606)

Federal income tax cost of investments	$379,567,437

See Notes to Portfolio of Investments.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. Subsequent Event. At a Board meeting on July 8, 2008, the Board approved the name change from Enterprise Mergers and Acquisitions Fund to Gabelli Enterprise Mergers and Acquisitions Fund, effective August 1, 2008.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The 787 Fund, Inc.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

September 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Chief Executive Officer

September 17, 2008

By:	/s/ Agnes Mullady
Agnes Mullady
Chief Financial Officer and Treasurer

September 17, 2008